Warrants and Options	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants and Options
11.
Warrants and Options

Equity Classified Common Stock Warrants

The Company issued the following warrants to purchase shares of its common stock, which are outstanding as of September 30, 2024 and December 31, 2023, respectively. These warrants are exercisable any time at the option of the holder until their expiration date.

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023	Exercised during the Nine Months Ended September 30, 2024	Outstanding at September 30, 2024
March 2023 Pre-Funded Warrants	March 2023	perpetual	$—	(425,834)	75,000	(75,000)	—
December 2022 Service and Performance Warrants (1)	December 2022	5 years	$11.20	—	1,000	—	1,000
October 2022 Service and Performance Warrants (1)	October 2022	5 years	$16.00	—	1,000	—	1,000
August 2022 Pre-Funded Warrants	August 2022	perpetual	$—	(56,813)	—	—	—
January 2021 Placement Agent Warrants	January 2021	5.5 years	$159.60	—	9,846	—	9,846
December 2020 Warrants (2)	December 2020	5.5 years	$9.00	—	16,367	—	16,367
December 2020 Warrants	December 2020	5.5 years	$120.00	—	49,100	—	49,100
December 2020 Placement Agent Warrants	December 2020	5 years	$152.80	—	3,274	—	3,274
July 2020 Warrants (2)	July 2020	5.5 years	$9.00	—	16,036	—	16,036
July 2020 Placement Agent Warrants	July 2020	5.5 years	$198.80	—	802	—	802
May 2020 Warrants (2)	May 2020	5 years	$9.00	—	9,946	—	9,946
May 2020 Warrants	May 2020	5 years	$191.20	—	24,863	—	24,863
May 2020 Placement Agent Warrants	May 2020	5 years	$245.20	—	1,741	—	1,741
September 2019 Placement Agent Warrants (3)	September 2019	5 years	$379.20	—	1,649	—	—
June 2019 Placement Agent Warrants (3)	June 2019	5 years	$251.60	—	1,862	—	—
April 2019 Service and Performance Warrants (1)(3)	April 2019	5 years	$247.20	—	3,629	—	—
January 2021 Warrants (2)	January 2021	5.5 years	$9.00	—	7,831	—	7,831
January 2021 Warrants	January 2021	5.5 years	$125.20	—	90,629	—	90,629
September 2019 Warrants (2)	September 2019	5.5 years	$9.00	—	9,892	—	9,892
September 2019 Warrants	September 2019	5.5 years	$300.80	—	6,594	—	6,594
June 2019 Warrants	June 2019	5.5 years	$200.00	—	10,896	—	10,896
Total				(482,647)	341,957	(75,000)	259,817

(1)
The Company issued service and performance warrants (“Service and Performance Warrants”) in connection with professional services agreements with non-affiliated third party entities.
(2)
These warrants were repriced as part of the March 2023 Private Placement offering.
(3)
These warrants expired during the nine months ended September 30, 2024.

Liability Classified Preferred Investment Options

The preferred investment options issued in connection with the March 2023 Private Placement and August 2022 Registered Direct offerings contain certain early settlement provisions that preclude them from equity classification and therefore were accounted for as liabilities at the date of issuance and are adjusted to fair value at each balance sheet date. The change in fair value of the options liabilities is recorded as change in fair value of common stock warrant and option liabilities in the condensed consolidated statements of operations and comprehensive loss. The key terms and activity of the liability classified preferred investment options are summarized as follows:

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023	Exercised during the Nine Months Ended September 30, 2024	Outstanding at September 30, 2024
March 2023 Options - Series A	March 2023	5 years	$9.00	—	666,334	—	666,334
March 2023 Options - Series B (2)	March 2023	1.5 years	$9.00	—	666,334	—	—
March 2023 Placement Agent Options	March 2023	5 years	$11.25	—	33,317	—	33,317
August 2022 Options (1)	August 2022	5 years	$9.00	—	118,063	—	118,063
August 2022 Placement Agent Options	August 2022	5 years	$52.80	—	5,904	—	5,904
Total				—	1,489,952	—	823,618

(1)
These options were repriced as part of the March 2023 Private Placement offering.
(2)
These warrants expired during the nine months ended September 30, 2024.

Note 11. Warrants and Options

Equity Classified Common Stock Warrants

The Company issued the following warrants to purchase shares of its common stock, which are outstanding as of December 31, 2023 and 2022, respectively. These warrants are exercisable any time at the option of the holder until their expiration date.

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2022	Outstanding at December 31, 2022	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023
March 2023 Pre-Funded Warrants	March 2023	perpetual	$—	—	—	(425,834)	75,000
December 2022 Service and Performance Warrants (1)	December 2022	5 years	$11.20	—	1,000	—	1,000
October 2022 Service and Performance Warrants (1)	October 2022	5 years	$16.00	—	1,000	—	1,000
August 2022 Pre-Funded Warrants	August 2022	perpetual	$—	—	56,813	(56,813)	—
January 2021 Placement Agent Warrants	January 2021	5.5 years	$159.60	—	9,846	—	9,846
January 2021 Service and Performance Warrants (1)(3)	January 2021	2 years	$123.20	—	188	—	—
December 2020 Warrants (4)	December 2020	5.5 years	$9.00	—	16,367	—	16,367
December 2020 Warrants	December 2020	5.5 years	$120.00	—	49,100	—	49,100
December 2020 Placement Agent Warrants	December 2020	5 years	$152.80	—	3,274	—	3,274
July 2020 Warrants (4)	July 2020	5.5 years	$9.00	—	16,036	—	16,036
July 2020 Placement Agent Warrants	July 2020	5.5 years	$198.80	—	802	—	802
May 2020 Warrants (4)	May 2020	5 years	$9.00	—	9,946	—	9,946
May 2020 Warrants	May 2020	5 years	$191.20	—	24,863	—	24,863
May 2020 Placement Agent Warrants	May 2020	5 years	$245.20	—	1,741	—	1,741
March 2020 Service and Performance Warrants (1)(3)	March 2020	3 years	$100.00	—	459	—	—
September 2019 Placement Agent Warrants	September 2019	5 years	$379.20	—	1,649	—	1,649
June 2019 Placement Agent Warrants	June 2019	5 years	$251.60	—	1,862	—	1,862
April 2019 Service and Performance Warrants (1)	April 2019	5 years	$247.20	—	3,629	—	3,629
June 2018 Placement Agent Warrants (3)	June 2018	5 years	$502.80	—	1,741	—	—
March 2018 Placement Agent Warrants (3)	March 2018	5 years	$1,662.40	—	376	—	—
January 2021 Warrants (2)(4)	January 2021	5.5 years	$9.00	—	7,831	—	7,831
January 2021 Warrants (2)	January 2021	5.5 years	$125.20	—	90,629	—	90,629
September 2019 Warrants (2)(4)	September 2019	5.5 years	$9.00	—	9,892	—	9,892
September 2019 Warrants (2)	September 2019	5.5 years	$300.80	—	6,594	—	6,594
June 2019 Warrants (2)	June 2019	5.5 years	$200.00	—	10,896	—	10,896
March 2018 Warrants (2)(3)	March 2018	5 years	$429.20	—	16,036	—	—
Total				—	342,570	(482,647)	341,957

(1)
The Company issued service and performance warrants (“Service and Performance Warrants”) in connection with professional services agreements with non-affiliated third party entities.
(2)
Certain warrants contain a contingent cash payment feature and therefore were accounted for as a liability at the date of issuance and were adjusted to fair value at each balance sheet date. Upon adoption of ASU No. 2020-06 on January 1, 2022, all of the common stock warrant liabilities have been reclassified to equity classified common stock warrants, due to the elimination of the contingent cash payments as criteria for liability classification.
(3)
These warrants expired in the during the year ended December 31, 2023.
(4)
These warrants were repriced as part of the March 2023 Private Placement offering.

Liability Classified Preferred Investment Options

The preferred investment options issued in connection with the March 2023 Private Placement and August 2022 Registered Direct offerings contain certain early settlement provisions that preclude them from equity classification and therefore were accounted for as liabilities at the date of issuance and are adjusted to fair value at each balance sheet date. The change in fair value of the options liabilities is recorded as change in fair value of common stock warrant and option liabilities in the consolidated statements of operations and comprehensive loss. The key terms and activity of the liability classified preferred investment options are summarized as follows:

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2022	Outstanding at December 31, 2022	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023
March 2023 Options - Series A	March 2023	5 years	$9.00	—	—	—	666,334
March 2023 Options - Series B	March 2023	1.5 years	$9.00	—	—	—	666,334
March 2023 Placement Agent Options	March 2023	5 years	$11.25	—	—	—	33,317
August 2022 Options (1)	August 2022	5 years	$9.00	—	118,063	—	118,063
August 2022 Placement Agent Options	August 2022	5 years	$52.80	—	5,904	—	5,904
Total				—	123,967	—	1,489,952

See Note 6 for the Black-Scholes option-pricing model and weighted-average assumptions used to estimate the fair value of the preferred investment options liabilities.